Derivative Instruments - Narrative (Details) MMBTU in Millions	1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	May. 31, 2014 USD ($)	Nov. 30, 2013 USD ($)	Sep. 30, 2015 USD ($) MMBTU	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) MMBTU	Dec. 31, 2013 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset Transfers into Level 3				$ 0	$ 0	$ 0	$ 0
Asset Transfers out of Level 3				$ 0	$ 0	$ 0	$ 0
Energy Units Secured Through Long-Term Purchase Agreements | MMBTU				2,156.6
2013 Credit Facilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Line of Credit Facility, Decrease	$ 1,800,000,000	$ 2,100,000,000	$ 885,000,000
Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount | MMBTU				1,244.1		1,249.4
Liquefaction Supply Derivatives [Member] | Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract				1 year		1 year
Liquefaction Supply Derivatives [Member] | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract				7 years		7 years
Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Loss, Net	$ 34,700,000	$ 9,300,000